Share-based payment obligation - Valuation assumptions for LTIP plans - (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 01, 2021 USD ($) Option $ / shares	Jul. 14, 2020 USD ($) Option $ / shares	Mar. 09, 2020 USD ($) Option $ / shares	Jul. 10, 2019 USD ($) $ / shares	Dec. 31, 2022 USD ($) Option $ / shares	Dec. 31, 2021 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment				$ 0
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment				0
Share price assumption	$ 23.19	$ 22.14	$ 21.20	$ 22.04
Assumption of forfeiture rate	0.00%
Expected dividend | $	$ 0	$ 0	$ 0	$ 0
Share options Issued | Option	159,369	33,405	120,228
Fair value of options granted, at grant date | $	$ 3,700	$ 700	$ 2,200
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		0.00%	0.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Middle of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		5.00%	5.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate		10.00%	10.00%
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate					7.00%
Share options Issued | Option					2,943,000
Fair value of options granted, at grant date | $					$ 32,400
Omnibus plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption					$ 11.39
Omnibus plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption					$ 11.55
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				10.00%
Share options Issued | Option						94,000
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				5.00%
Share options Issued | Option						10,000
Incentive plan 2B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options Issued | Option						55,000
Incentive plans 2B and 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumption of forfeiture rate				0.00%
LTIP1, LTIP2, LTIP2B and LTIP3 plans | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price amendment				$ 0